CONSOLIDATED STATEMENTS OF PARTNERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Unitholders	General Partner Interest	Accumulated Other Comprehensive Loss	Noncontrolling Interest
Balance at Dec. 31, 2010	$ 276,816	$ 292,267	$ (66)	$ (13,762)
Increase (Decrease) in Partners' Capital
Net income	19,352	18,668	684
Other comprehensive income	(6,733)			(6,733)
Stock-based compensation	361	361
Distributions to partners	(42,800)	(41,863)	(937)
Balance at Dec. 31, 2011	315,289	336,103	(319)	(20,495)
Increase (Decrease) in Partners' Capital
Net income	46,743	45,531	1,212
Other comprehensive income	825			825
Stock-based compensation	6	6
Distributions to partners	(54,814)	(53,514)	(1,300)
Balance at Dec. 31, 2012	436,461	456,538	(407)	(19,670)
Increase (Decrease) in Partners' Capital
Net income	41,053	39,094	3,521		(1,562)
Noncontrolling interest capital contribution	1,425				1,425
Distribution to noncontrolling interest	(2,920)				(2,920)
Other comprehensive income	8,360			8,360
Stock-based compensation	1,806	1,806
Distributions to partners	(67,542)	(64,190)	(3,352)
Balance at Dec. 31, 2013	463,180	426,785	(238)	(11,310)	47,943
Increase (Decrease) in Partners' Capital
Net income	88,498	82,635	4,164		1,699
Noncontrolling interest capital contribution	8,400				8,400
Distribution to noncontrolling interest	(8,400)				(8,400)
Other comprehensive income	1,939			1,939
Stock-based compensation	2,585	2,585
Distributions to partners	(54,969)	(51,434)	(3,535)
Dividends on repurchased units	346	346
Repurchase of common units	(4,423)	(4,423)
Balance at Sep. 30, 2014	$ 497,156	$ 456,494	$ 391	$ (9,371)	$ 49,642